Dynavax Purchase (Details Narrative) - Dynavax Technologies [Member]	1 Months Ended			3 Months Ended		12 Months Ended
	Dec. 31, 2022 USD ($)	Jul. 31, 2022 USD ($)	Sep. 30, 2021 USD ($)	Mar. 31, 2025 USD ($) Integer	Mar. 31, 2024 USD ($)	Dec. 31, 2024 USD ($) Integer	Dec. 31, 2023 USD ($)	Dec. 31, 2020 USD ($)
Asset Acquisition [Line Items]
Upfront payment								$ 9,000,000
Payment for asset acquisition	$ 4,000,000.0	$ 5,000,000.0
Payments for milestone				$ 0	$ 0	$ 0	$ 1,000,000.0
Number of commercial milestones | Integer				4		4
Maximum aggregate milestone payments per development milestone				$ 170,000,000		$ 170,000,000.0
Maximum aggregate milestone payments per development milestone				10.00%		10.00%
Royalties, sales threshold amount				$ 1,000,000,000		$ 1,000,000,000.0
Royalties as a percentage of sales, over threshold amount				12.00%		12.00%
Commercial Milestone [Member]
Asset Acquisition [Line Items]
Maximum aggregate milestone payments per development milestone				$ 80,000,000		$ 80,000,000.0
Minimum [Member]
Asset Acquisition [Line Items]
Payments for milestone			$ 1,000,000	1,000,000		1,000,000.0
Maximum [Member]
Asset Acquisition [Line Items]
Payments for milestone				$ 10,000,000		$ 10,000,000.0